Document and Entity Information	9 Months Ended
May 31, 2017
Document and Entity Information:
Entity Registrant Name	AIRBORNE WIRELESS NETWORK
Entity Central Index Key	0001537258
Trading Symbol	atlw
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	May 31, 2017
Amendment Flag	false